Mortgages Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Mortgage Loans on Real Estate [Abstract]
Schedule of credit risk profile on loan activity

Performing Loans	Residential	Commercial	Land	Mixed Use	Total Outstanding Mortgages
March 31, 2017	$25,853,550	$10,742,594	$3,220,067	$256,664	$40,072,875
March 31, 2016	$20,605,890	$5,668,880	$2,539,372	$456,000	$29,270,142

Performing Loans	Residential	Commercial	Land	Mixed Use	Total Outstanding Mortgages
December 31, 2016	$21,343,927	$9,049,942	$3,149,602	$207,139	$33,750,610
December 31, 2015	$18,820,509	$5,712,566	$2,619,792	$380,000	$27,532,867

Schedule of maturities of mortgages receivable
2017	$12,573,810
2018	16,282,106
2019	8,454,993
2020	2,761,966
Total	$40,072,875

2017	$13,328,863
2018	10,704,193
2019	8,096,976
2020	1,620,578
Total	$33,750,610